Assets Held for Sale - Summary of Carrying Amounts of Derecognized Assets and Liabilities (Detail) - EUR (€) € in Thousands	Dec. 31, 2021	Mar. 01, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of continuing involvement in derecognised financial assets [line items]
Property, plant and equipment	€ 83,054		€ 85,306	€ 102,523
Trade receivables	41,259		33,934
Other receivable	2,869		2,418
Cash and cash equivalents	53,472		48,187
TOTAL ASSETS	390,032		356,000
Share capital	(54,853)		(54,853)	(54,853)
Reserves	(17,449)		(13,043)	(17,147)
Retained Earnings	10,033		6,448	31,126
Equity	(83,846)		(75,364)	€ (104,818)	€ (138,181)
Total liabilities	(306,186)		(280,636)
Total equity and liabilities	€ (390,032)		(356,000)
Disposal Groups Classified As Held For Sale [Member]
Disclosure of continuing involvement in derecognised financial assets [line items]
Property, plant and equipment			1,620
Intangible assets			9
Trade receivables			1,304
Employees' leaving entitlement			€ (408)
IMPE S.p.A. [member]
Disclosure of continuing involvement in derecognised financial assets [line items]
Property, plant and equipment		€ 1,614
Inventories		644
Other receivable		26
Cash and cash equivalents		1,313
TOTAL ASSETS		3,597
Share capital		(1,000)
Reserves		(2,272)
Retained Earnings		329
Profit (loss) as of February 28, 2021		(233)
Equity		(3,176)
Employees' leaving entitlement		(410)
Deferred income		(11)
Total liabilities		(421)
Total equity and liabilities		€ (3,597)